DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Accounting Policies [Abstract]
Net loss	$ 246,610	$ 4,821,989
Accumulated deficit	246,610	5,068,599
Current liabilities	$ 2,524,400	5,264,277
Cash		$ 353,174